Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Stock-Based Compensation [Abstract]
Schedule of stock-based compensation expenses
Professional fees	$121,875
Communication and technology	112,500
General and administrative	121,875
Marketing	103,125
Total stock-based compensation	$459,375